Expense Example, No Redemption	Jun. 28, 2026 USD ($)
Bright Rock Mid Cap Fund | Bright Rock Mid Cap Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
Bright Rock Mid Cap Fund | Bright Rock Mid Cap Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	585
Expense Example, No Redemption, 10 Years	1,294
Bright Rock Large Cap Fund | Bright Rock Large Cap Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Bright Rock Large Cap Fund | Bright Rock Large Cap Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	$ 1,131